Accounts Receivable - Summary of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Trade receivables from provisional concentrate sales, net of fair value adjustment	$ 1,398	$ 503
Other accounts receivables	1,796	1,813
Total accounts receivable	$ 3,194	$ 2,316